Borrowings - Schedule of Allocation of the Loan Proceeds and Movements in Liability (Details) - Perceptive Credit Agreement - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Changes In Borrowings [Abstract]
Balance at beginning of period	$ 47,733	$ 13,237
Drawdown on borrowings		35,000
Proceeds net of transaction costs		34,563
Warrant obligation at issuance		(474)
Interest expense	2,897	3,891
Interest paid	(2,577)	(3,521)
Currency translation adjustments	(54)	37
Balance at end of period	$ 47,999	47,733
Perceptive Credit Holdings Warrants
Changes In Borrowings [Abstract]
Transaction costs		$ (437)